Personnel Salaries and Expenses - Schedule of Personnel Salaries Expenses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel salaries expenses [abstract]
Personnel compensation	$ (218,209)	$ (180,671)	$ (185,677)
Bonuses or gratifications	(67,828)	(79,945)	(68,154)
Compensation for years of service	(30,075)	(24,402)	(17,292)
Training expenses	(2,668)	(1,174)	(931)
Health and life insurance	(1,869)	(1,052)	(2,831)
Other personnel expenses	(20,849)	(19,476)	(17,306)
Totals	$ (341,498)	$ (306,720)	$ (292,191)